Cryptocurrencies (Tables)	12 Months Ended
Dec. 31, 2024
Cryptocurrencies [Abstract]
Schedule of cryptocurrency holdings
Cryptocurrencies holdings were comprised of the following:

	As of December 31,
	2023	2024
	(in thousands)
Current assets
USDT	—	30,079

Non-current assets
ETH	538	124,554
ETH-Coinbase Staked	107	16,688
Bitcoin	—	7,049
Others(Note a)	—	499

	645	148,790

Schedule of group's cryptocurrencies holdings
The following table presents the Gorup’s cryptocurrencies holdings as of December 31, 2024:

	Quantity	Cost basis	Fair Value
		(in thousands)
USDT	4,190,331	30,148	30,079
ETH	5,075	108,563	124,554
ETH-Coinbase Staked	627	12,944	16,688
Bitcoin	10.29	5,180	7,049
Others (Note a)	Multiple	564	499
Note a: The ‘Others’ category encompasses various cryptocurrencies that are not reported individually due to their lower significance.

Schedule of additional information in USDT cryptocurrency
The following table presents additional information about USDT for the years ended December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	(in thousands)
Opening balance	—	—
Collection of USDT from sales of mining products	—	125,242
Exchange of USDT into USDC	—	(43,525)
Exchange of USDT into USD	—	(1,786)
Exchange of USDT into ETH	—	(49,771)
Payment of services fees and other expenses	—	(352)
Changes in fair value of USDT	—	(42)
Foreign exchange gain	—	313

Ending balance	—	30,079

Schedule of additional information in Ethereum cryptocurrency
The following table presents additional information about ETH and
ETH-Coinbase
Staked for the years ended December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	(in thousands)
Opening balance	—	645
Cumulative-effect adjustment due to the adoption of ASU 2023-08	—	332
Purchase of ETH and ETH-Coinbase Staked in cash	679	67,465
Collection of ETH from sales of mining products	—	2,394
Collection of ETH from exchange of USDT	—	49,771
Payment of services fees and other expenses	—	(2)
Changes in fair value of ETH and ETH-Coinbase Staked	—	19,372
Impairment of ETH and ETH-Coinbase Staked	(34)	—
Foreign exchange gain	—	1,265

Ending balance	645	141,242

Schedule of additional information in Bitcoin cryptocurrency
The following table presents additional information about Bitcoin and others (“Others”) for the years ended December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	(in thousands)
Opening balance	—	—
Collection of Others from sales of mining products	—	5,309
Purchase of Others in cash	—	734
Disposal of Others in cash	—	(541)
Payment of services fees and other expenses	—	(5)
Changes in fair value of Others (Note a)	—	1,992
Foreign exchange gain	—	59

Ending balance	—	7,548